CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Revenues
Net earned premiums		$ 2,614.5		$ 2,688.7	$ 2,410.5
Net investment income (1)		275.7	[1]	188.1	147.5
Realized and unrealized investment gains (2)		75.9		5.0	56.2
Other income		0.0		8.2	14.7
Total revenues		2,966.1		2,890.0	2,628.9
Expenses
Losses and loss adjustment expenses		1,553.0		1,680.0	1,693.3
Acquisition costs		380.2		431.8	414.1
General, administrative and corporate expenses (3)	[2]	503.6		494.2	418.0
Interest expense		55.2		43.7	14.3
Change in fair value of derivatives		(26.1)		80.5	35.9
Realized and unrealized investment losses	[3]	61.4		182.6	47.4
Net realized and unrealized foreign exchange (gains)/losses		(36.2)		15.9	40.0
Other expenses		0.0		20.1	10.8
Total expenses		2,563.5		2,917.0	2,593.8
Income (loss) from operations before income taxes		402.6		(27.0)	35.1
Income tax benefit/(expense)		132.1		78.1	(5.3)
Net income/(loss) attributable to Aspen Insurance Holdings Limited		534.7		51.1	29.8
Available for sale investments:
Reclassification adjustment for net realized gains/(losses) on investments included in net income		40.2		55.5	(20.4)
Change in net unrealized gains/(losses) on available for sale securities held		86.0		(447.2)	(137.2)
Net change from current period hedged transactions		(14.0)		15.4	(6.2)
Change in foreign currency translation adjustment		14.4		(30.9)	21.4
Other comprehensive (loss)/income, before income taxes		126.6		(407.2)	(142.4)
Income tax (expense)/benefit thereon:
Reclassification adjustment for net realized losses on investments included in net /(loss)		6.6		0.0	0.0
Change in net unrealized (losses)/ gains on available for sale securities held		(14.0)		23.9	(0.3)
Total income tax (expense)/benefit allocated to other comprehensive income/(loss)		(20.6)		23.9	(0.3)
Other comprehensive income/(loss), net of tax		106.0		(383.3)	(142.7)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders		640.7		(332.2)	(112.9)
Net income
Net income		534.7		51.1	29.8
Preference share dividends		49.9		44.6	44.5
Net income/(loss) available to Aspen Insurance Holdings Limited’s ordinary shareholders		$ 484.8		$ 6.5	$ (14.7)

[1]	Net investment income includes related party net investment income of $19.6 million (2022 — $3.1 million, 2021 — $Nil ) and related party investment management fees of $9.4 million (2022 — $4.9 million, 2021 — $5.8 million).
[2]	General, administrative and corporate expenses includes related party management consulting fees of $5.0 million (2022 — $5.0 million; 2021 — $5.0 million).
[3]	Realized and unrealized investments gains includes gains of $8.7 million on related party investments (2022 — $0.4 million loss, 2021 — $Nil ).